Inventory - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Inventory
Inventory recognized in cost of sales	$ 2,280,545	$ 1,648,728
Decrease in Inventory provision	33,797	$ 25,930
Inventory writedown charged to Cost of sales	$ 0